Shareholder Report, Holdings (Details)	Jul. 31, 2024
Fidelity SAI Inflation-Focused Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity SAI Inflation-Focused Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity SAI Inflation-Focused Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity SAI Inflation-Focused Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity SAI Inflation-Focused Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Fidelity SAI Inflation-Focused Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity SAI Inflation-Focused Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	50.00%
Fidelity SAI Inflation-Focused Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	50.00%
Fidelity Commodity Strategy Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Commodity Strategy Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Commodity Strategy Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Commodity Strategy Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Commodity Strategy Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Commodity Strategy Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Fidelity Commodity Strategy Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	50.10%
Fidelity Commodity Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	49.90%
Fidelity Series Commodity Strategy Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Series Commodity Strategy Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Series Commodity Strategy Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Series Commodity Strategy Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Series Commodity Strategy Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity Series Commodity Strategy Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Series Commodity Strategy Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	7.70%
Fidelity Series Commodity Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	49.20%
Fidelity Series Commodity Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	87.30%
Fidelity Series Commodity Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	43.10%